FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of foreign currency swap instruments entered into by the entity	62	30
Number of foreign currency swaps maturing during the period	24
Number of foreign currency swap instruments held by the entity as at the reporting date	62	24